CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Fixed maturities, amortized cost	$ 34,620	$ 29,934
Fixed maturities, credit allowances	(68)	(36)
Fixed maturities - held to maturity, at amortized cost, fair value	576	759
Fixed maturities - held to maturity, at amortized cost, net of credit allowances	(6)	(8)
Premium receivable, allowance for credit loss	(94)	(54)
Reinsurance recoverables on paid losses, allowance	(57)	(41)
Other assets, allowance for credit loss	$ (17)	$ (9)
SHAREHOLDERS' EQUITY:
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000.0	50,000,000.0
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Common shares, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	200,000,000.0	200,000,000.0
Common shares, outstanding (in shares)	74,400,000	74,300,000
Accumulated other comprehensive income (loss), net deferred income tax expense (benefit)	$ (23)	$ (177)
Treasury shares (in shares)	33,700,000	31,300,000
Common Stock Shares Issued Not Disclosed	true